Frederic Dorwart, Lawyers

124 East Fourth Street

Tulsa, Oklahoma 74103

Amy E. Newsome	Main: (918) 583-9922
Phone: (918) 583-9928	Fax: (918) 583-8251
Email: anewsome@fdlaw.com

September 1, 2015

VIA EDGAR

Division of Investment Management

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Cavanal Hill Funds (the “Registrant”);
File Nos. 033-35190 and 811-06114

Ladies and Gentlemen:

On behalf of the above referenced Registrant, please find enclosed herewith for filing the interactive data file included as an exhibit to this filing relating to the prospectus supplement for the Registrant that was filed with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on September 1, 2015 (Accession No. 0001534424-15-000256), which is incorporated herein by reference.

If you have any questions concerning this filing, please contact Amy E. Newsome at 918-583-9928.

Very truly yours,

/s/ Amy E. Newsome

Frederic Dorwart, Lawyers

124 East Fourth Street

Tulsa, Oklahoma 74103